Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Credit Facilities	The amendment also provides that, in each fiscal quarter until the limit on paying distributions in excess of 95% of our Modified FFO applies, the Company will be subject to a similarly structured limit on paying distributions in excess of a percentage of our Modified FFO as set forth in the table below:

Fiscal Quarter	Percentage
April 1, 2020 to June 30, 2020	115%
July 1, 2020 to September 30, 2020	110%
October 1, 2020 to December 31, 2020	110%
January 1, 2021 to March 31, 2021	105%
April 1, 2021 to June 30, 2021	105%
July 1, 2021 to September 30, 2021	100%
October 1, 2021 to December 31, 2021	100%

The Company had the following credit facilities outstanding as of June 30, 2020 and December 31, 2019:

			Outstanding Facility Amount as of		Effective Interest Rate
Credit Facility	Encumbered Properties (1)		June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019		Interest Rate		Maturity
			(In thousands)	(In thousands)
Credit Facility:
Revolving Credit Facility			$195,618	$100,618	2.26%	4.08%		Variable		Mar. 2023

Term Loan			150,000	150,000	4.30%	4.05%		Fixed	(6)	Mar. 2024
Deferred financing costs			(4,116)	(4,671)
Term Loan, net			145,884	145,329
Total Credit Facility	81	(2)	$341,502	$245,947

Fannie Mae Master Credit Facilities:
Capital One Facility	12	(3)	$216,614	$216,614	2.78%	4.17%		Variable	(7)	Nov. 2026
KeyBank Facility	10	(4)	142,708	142,708	2.83%	4.22%		Variable	(7)	Nov. 2026
Total Fannie Mae Master Credit Facilities	22		$359,322	$359,322

Total Credit Facilities	103		$700,824	$605,269	2.96%	4.14%	(5)
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(1)	Encumbered properties are as of June 30, 2020.

(2)
The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined below) have been pledged for the benefit of the lenders thereunder.

(3)	Secured by first-priority mortgages on 12 of the Company’s seniors housing properties located in Florida, Georgia, Iowa and Michigan as of June 30, 2020 with a carrying value of $344 million.

(4)
Secured by first-priority mortgages on ten of the Company’s seniors housing properties located in Michigan, Missouri, Kansas, California, Florida, Georgia and Iowa as of June 30, 2020 with a carrying value of $253 million.

(5)	Calculated on a weighted average basis for all credit facilities outstanding as of June 30, 2020 and December 31, 2019.

(6)
Variable rate loan, based on LIBOR, all of which was fixed as a result of entering into “pay-fixed” interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).

(7)
Variable rate loan which is capped as a result of entering into interest rate cap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal payments for the five years subsequent to June 30, 2020 and thereafter, on all of the Company’s outstanding debt (mortgage notes payable and credit facilities):

	Future Principal Payments
(In thousands)	Mortgage Notes Payable	Credit Facilities	Total
2020 (remainder)	$577	$—	$577
2021	1,191	130	1,321
2022	1,242	2,820	4,062
2023	6,383	200,115	206,498
2024	1,095	154,497	155,592
Thereafter	540,449	347,378	887,827
Total	$550,937	$704,940	$1,255,877